CONSOLIDATED INCOME STATEMENTS - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	£ 12,415	£ 5,479	£ 244
Cost of sales	(7,456)	(3,762)
Gross profit	4,959	1,717	244
Research and development costs	(30,765)	(20,209)	(13,336)
General and administrative expenses	(20,008)	(13,983)	(9,642)
Other losses - net		(3,372)
Operating loss	(45,814)	(35,847)	(22,734)
Finance and other expenses	(52)	(323)	(163)
Finance and other income	10	129	27
Loss for the year before taxation	(45,856)	(36,041)	(22,870)
Taxation	6,446	3,494	3,288
Loss for the year after taxation	£ (39,410)	£ (32,547)	£ (19,582)
Loss per ordinary equity share (basic and diluted)	(44.3) pence	(39.8) pence	(26.1) pence